Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after the Reporting Period	Events after the Reporting Period
Acquisitions
On January 8, 2024, the Company acquired all of the shares of ZETCON Ingenieure GmbH (ZETCON), a 645-person engineering firm headquartered in Bochum, Germany, with 13 offices covering all major German metropolitan areas, one office in Austria, and several smaller project offices. ZETCON provides a strong platform in infrastructure planning, inspection, project management, and construction management. This addition further strengthens the Company’s Infrastructure operations in the Global group of CGUs.
On February 9, 2024, the Company acquired all of the shares of Morrison Hershfield Group Inc. (Morrison Hershfield), a 1,150-person engineering and management firm headquartered in Markham, Ontario, Canada. Morrison Hershfield has offices in 22 cities across North America and an office in India. The firm has a highly respected industry reputation in transportation, buildings, and environmental services. This addition further strengthens the Company's Infrastructure, Buildings, and Environmental Services operations in the Canada and United States CGUs.

The aggregate consideration for these acquisitions amounted to $522.9.

Dividends
On February 28, 2024, the Company declared a dividend of $0.21 per share, payable on April 15, 2024, to shareholders of record on March 28, 2024.